Debt (Details) (USD $)	0 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 07, 2012	Sep. 30, 2012		Sep. 30, 2011	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2011
Total debt outstanding [Abstract]
Total debt		$ 3,573,000			$ 3,573,000			$ 4,987,000
Unamortized debt discount		(87,000)			(87,000)			(139,000)
Less current portion		(900,000)			(900,000)			(2,205,000)
Long-term debt		2,673,000			2,673,000			2,782,000
Demand notes		1,000,000			1,000,000			0
Embedded derivative liability		310,000			310,000			0
Demand notes, debt discount		(31,000)			(31,000)			0
Total demand notes		1,279,000			1,279,000			0
Total Debt Outstanding		4,852,000			4,852,000			4,987,000
Interest expense		500,000		200,000	800,000		700,000
Model derived common stock value (in dollars per share)					$ 0.05
Derivative Instruments, Gain (Loss) [Line Items]
Calculated aggregate value	310,000	310,000			310,000
Closing price per share of common stock (in dollars per share)			[1],[2]			[1],[2]		$ 4.70
Volatility (in hundredths)	115.00%				115.00%	[3]		93.80%	[3]
Probability of Fundamental Transaction or Delisting (in hundredths)	100.00%				100.00%			28.90%
Expected term (in years)						[1]			[1]
Risk free interest rate (in hundredths)	0.20%				0.20%			0.70%
Dividend yield (in hundredths)					0.00%			0.00%
Working Capital Note [Member]
Total debt outstanding [Abstract]
Total debt		3,660,000			3,660,000			5,000,000
Demand note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate (in hundredths)		10.00%			10.00%
Equipment and Supplemental Working Capital Notes [Member]
Total debt outstanding [Abstract]
Total debt		$ 0			$ 0			$ 126,000

[1]	Not applicable.
[2]	In performing the valuation as of September 30, 2012, the Company believed the common stock price had not fully adjusted for the potential future dilution from the private placement completed October 2, 2012. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.05 per share primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of warrants issued in 2011 and 2012. Changes in these assumptions can materially affect the fair value estimate.
[3]	Represents the volatility assumption used to calculate the net cash settlement value as of September 30, 2012.